Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Schedule of Gain Contingencies by Contingency
At December 31, 2019, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	5.6	9.7	11.7	37.9	64.9
Transportation	15.4	24.4	23.7	12.8	76.3
Capital	4.8	—	—	—	4.8
Total contractual commitments (2)	25.8	34.1	35.4	50.7	146.0

(1)	Includes operating costs on the Company's office space, net of $14.3 million recoveries from subleases

(2)	Excludes contracts accounted for under IFRS 16. See Note 13 - "Leases" for additional information.
At December 31, 2018, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (building, vehicle and equipment) (1)	35.3	64.5	54.3	194.5	348.6
Transportation	16.3	24.8	22.7	26.2	90.0
Total contractual commitments	51.6	89.3	77.0	220.7	438.6

(1)	Included in operating leases are recoveries of rent expense on office space the Company has subleased of $44.8 million.